Selected Statements of Comprehensive Income Data (Details) - Schedule of general and administrative expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Selected Statements of Comprehensive Income Data (Details) - Schedule of general and administrative expenses [Line Items]
Total general and administrative expenses	$ 12,167	$ 12,091	$ 11,599
Salaries and social benefits [Member]
Selected Statements of Comprehensive Income Data (Details) - Schedule of general and administrative expenses [Line Items]
Total general and administrative expenses	3,641	3,488	4,788
Share-based payment [Member]
Selected Statements of Comprehensive Income Data (Details) - Schedule of general and administrative expenses [Line Items]
Total general and administrative expenses	1,449	2,389	2,870
Professional services [Member]
Selected Statements of Comprehensive Income Data (Details) - Schedule of general and administrative expenses [Line Items]
Total general and administrative expenses	5,307	3,833	2,802
Rent, maintenance and other expenses [Member]
Selected Statements of Comprehensive Income Data (Details) - Schedule of general and administrative expenses [Line Items]
Total general and administrative expenses	693	1,458	1,065
Depreciation [Member]
Selected Statements of Comprehensive Income Data (Details) - Schedule of general and administrative expenses [Line Items]
Total general and administrative expenses	$ 1,077	$ 923	$ 74